Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 4,304,514	$ 5,210,193
Accounts receivables – current, net	1,842,683	3,997,467
Contract assets, net	109,255	1,650,750
Retention receivables – current, net	248,519	117,493
Advance and prepayments	170,659	188,830
Total current assets	6,833,774	11,298,237
Accounts receivables – non-current, net	1,523,063
Retention receivables – non-current, net	221,459	220,178
Right-of-use assets, operating lease, net	91,919	206,826
Plant and equipment, net	50,835	65,565
TOTAL ASSETS	8,721,050	11,790,806
LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term bank loans - current	1,890,316	1,149,062
Operating lease liability - current	89,770	113,220
Finance lease liability - current	11,125	10,319
Accounts payables	558,218	1,156,523
Contract liabilities	533,483	996,526
Total current liabilities	4,754,476	5,104,704
Operating lease liability – non-current		89,251
Finance lease liability – non-current	24,489	35,408
Long-term bank loans – non-current	447,086	552,518
TOTAL LIABILITIES	5,226,051	5,781,881
Commitments and contingencies
Shareholders’ Equity
Ordinary shares, no par value; 17,357,924 shares and 15,093,847 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively	8,350,003	8,350,002
Additional paid in capital	503,224	503,225
Accumulated deficit	(5,414,635)	(2,870,676)
Accumulated other comprehensive income	56,407	26,374
Total Shareholders’ Equity	3,494,999	6,008,925
TOTAL LIABILITIES AND SHAREHOLDERS’S EQUITY	8,721,050	11,790,806
Nonrelated Party [Member]
ASSETS
Other receivables	156,851	132,218
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables	304,826	332,035
Related Party [Member]
ASSETS
Other receivables	1,293	1,286
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables	$ 1,366,738	$ 1,347,019